Debt (Parenthetical) (Detail)	12 Months Ended		12 Months Ended																				12 Months Ended					12 Months Ended
	Dec. 31, 2012 6% convertible junior subordinated debentures due 2030	Dec. 31, 2012 United Air Lines 8% Senior Notes Due 2024	Dec. 31, 2012 6% senior convertible notes due 2029	Dec. 31, 2011 6% senior convertible notes due 2029	Dec. 31, 2012 United Airlines, Inc. Secured Debt Notes payable, fixed interest rates of 4.00% to 12.00% (weighted average rate of 6.96% as of December 31, 2012), payable through 2024	Dec. 31, 2011 United Airlines, Inc. Secured Debt Notes payable, fixed interest rates of 4.00% to 12.00% (weighted average rate of 6.96% as of December 31, 2012), payable through 2024	Dec. 31, 2012 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022	Dec. 31, 2011 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022	Dec. 31, 2012 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022 Minimum	Dec. 31, 2011 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022 Minimum	Dec. 31, 2012 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022 Maximum	Dec. 31, 2011 United Airlines, Inc. Secured Debt Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022 Maximum	Dec. 31, 2012 United Airlines, Inc. Secured Debt Amended credit facility, LIBOR plus 2.0%, due 2014	Dec. 31, 2011 United Airlines, Inc. Secured Debt Amended credit facility, LIBOR plus 2.0%, due 2014	Dec. 31, 2012 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Dec. 31, 2011 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Aug. 31, 2010 United Airlines, Inc. Secured Debt 6.75% senior secured notes due 2015	Dec. 31, 2012 United Airlines, Inc. Secured Debt 9.875% Senior Notes Due 2013	Dec. 31, 2011 United Airlines, Inc. Secured Debt 9.875% Senior Notes Due 2013	Dec. 31, 2012 United Airlines, Inc. Secured Debt 12% Second Lien Due 2013	Dec. 31, 2011 United Airlines, Inc. Secured Debt 12% Second Lien Due 2013	Dec. 31, 2011 United Airlines, Inc. Secured Debt 12.75% senior secured notes due 2012	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt UAL 4.5% Senior Limited-Subordination Convertible Notes Due 2021	Dec. 31, 2011 United Airlines, Inc. Unsecured Debt UAL 4.5% Senior Limited-Subordination Convertible Notes Due 2021	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Air Lines Six Percent Senior Notes Due Twenty Twenty Six to Twenty Twenty Eight	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Air Lines Six Percent Senior Notes Due Twenty Twenty Six to Twenty Twenty Eight Minimum	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Air Lines Six Percent Senior Notes Due Twenty Twenty Six to Twenty Twenty Eight Maximum	Dec. 31, 2011 United Airlines, Inc. Unsecured Debt UAL 6% Senior Convertible Notes due 2031	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt 6% convertible junior subordinated debentures due 2030	Dec. 31, 2011 United Airlines, Inc. Unsecured Debt 6% convertible junior subordinated debentures due 2030	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt United Air Lines 8% Senior Notes Due 2024	Dec. 31, 2011 United Airlines, Inc. Unsecured Debt 8% senior notes due 2026	Dec. 31, 2012 United Airlines, Inc. Unsecured Debt 4.5% convertible notes due 2015	Dec. 31, 2011 United Airlines, Inc. Unsecured Debt 4.5% convertible notes due 2015
Debt Instrument [Line Items]
Debt instrument stated interest rate, minimum					4.00%	4.00%
Debt instrument, basis spread on variable rate									0.20%	0.20%	5.46%	5.46%	2.00%	2.00%
Debt instrument stated interest rate															6.75%	6.75%	6.75%	9.875%	9.875%	12.00%	12.00%	12.75%
Debt instrument convertible effective interest rate	6.00%		6.00%	6.00%																			4.50%	4.50%	6.00%			6.00%	6.00%	6.00%	8.00%	8.00%	4.50%	4.50%
Debt instrument stated interest rate, maximum					12.00%	12.00%
Weighted average interest rate					6.96%
Debt instrument, maturity date	2030	2024	2029	2029	2024	2024	2022	2022					2014	2014	2015	2015	2015	2013	2013	2013	2013	2012	2021	2021		2026	2028	2031	2030	2030	2024	2026	2015	2015